UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21148
Investment Company Act File Number
Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2008
Date of Reporting Period

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications
Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund	as of December 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)
Tax-Exempt Investments — 186.0%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 1.0%
$1,750	New York, 5.25%, 1/15/33(1)	$1,615,372

		$1,615,372

Hospital — 0.3%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$419,610

		$419,610

Industrial Development Revenue — 2.7%
$4,340	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,289,503
1,440	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,126,397

		$4,415,900

Insured-Electric Utilities — 8.7%
$5,000	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,215,900
3,685	Long Island Power Authority, Electric System Revenue, (MBIA), 4.25%, 5/1/33	2,780,517
7,210	New York Power Authority, (BHAC), (MBIA), 4.50%, 11/15/47(1)	5,900,664

		$13,897,081

Insured-Escrowed/Prerefunded — 1.9%
$8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), Escrowed to Maturity, 0.00%, 7/1/30	$3,126,728

		$3,126,728

Insured-General Obligations — 9.0%
$2,290	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,309,648
2,390	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,459,190
200	East Northport Fire District, (AGC), 4.50%, 11/1/19	215,922
200	East Northport Fire District, (AGC), 4.50%, 11/1/20	213,436
200	East Northport Fire District, (AGC), 4.50%, 11/1/21	211,760
200	East Northport Fire District, (AGC), 4.50%, 11/1/22	210,264
200	East Northport Fire District, (AGC), 4.50%, 11/1/23	208,584
175	Freeport, (AGC), 5.00%, 10/15/19	194,808
185	Freeport, (AGC), 5.00%, 10/15/20	204,062
195	Freeport, (AGC), 5.00%, 10/15/21	213,385
1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	1,584,082
2,250	New York, (FSA), 5.00%, 4/1/22(2)	2,286,765
175	Rockville Centre, (FSA), 4.50%, 10/15/20	184,300
175	Rockville Centre, (FSA), 4.50%, 10/15/21	182,940
175	Rockville Centre, (FSA), 4.50%, 10/15/22	181,605
785	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	822,107
825	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	848,067
905	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	921,887
950	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	957,477

		$14,410,289

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 12.6%
$7,250	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	$6,265,486
4,830	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	4,068,019
10,000	New York Dormitory Authority, (Presbyterian Hospital), (FSA), (FHA), 5.25%, 2/15/31(1)	9,858,000

		$20,191,505

Insured-Lease Revenue/Certificates of Participation — 5.9%
$8,120	Hudson Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$5,309,181
4,050	New York City, Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(3)	4,097,830

		$9,407,011

Insured-Other Revenue — 8.8%
$5,535	New York City Cultural Resource Trust, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	$5,049,138
4,250	New York City Cultural Resource Trust, (Museum of Modern Arts), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,180,406
7,820	New York Industrial Development Agency, (Yankee Stadium), (MBIA), 4.75%, 3/1/46(2)	4,859,974

		$14,089,518

Insured-Private Education — 44.2%
$4,000	Madison County Industrial Development Agency, (Colgate University), (MBIA), 5.00%, 7/1/39(2)	$3,718,680
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/41(1)	15,639,443
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	9,537,525
1,000	New York Dormitory Authority, (City University of New York), (AMBAC), 5.50%, 7/1/35	795,680
40	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	38,162
10,750	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,256,414
4,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	4,091,715
4,250	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	3,995,956
11,485	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	10,848,731
8,500	New York Dormitory Authority, (State University Dormitory), (BHAC), 5.00%, 7/1/38	8,109,510
5,705	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/34	1,311,294
8,455	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/36	1,725,243
4,000	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/37	768,200

		$70,836,553

Insured-Solid Waste — 1.8%
$1,790	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$937,960
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	499,830
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,486,717

		$2,924,507

Insured-Special Tax Revenue — 35.9%
$14,560	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/32(1)	$13,238,389
10,000	New York City, Transitional Finance Authority, (FSA), (FGIC), 5.00%, 7/15/31(1)	9,469,600
4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,198,840
12,320	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	10,499,350
2,415	New York State Housing Finance Agency, (FSA), 5.00%, 3/15/37	2,272,394
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	414,240
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	743,680
83,445	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	7,163,753
18,440	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	1,471,328
11,605	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	857,842
4,310	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	4,216,990

Principal Amount
(000’s omitted)	Security	Value

4,185	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,037,981

		$57,584,387

Insured-Transportation — 30.7%
$22,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30(1)	$20,782,125
4,195	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	4,582,408
5,600	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/24(1)	5,580,456
11,000	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33(1)	10,318,825
2,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,423,340
3,145	Puerto Rico Highway and Transportation Authority, (MBIA), 5.25%, 7/1/35	2,318,526
4,500	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	4,248,270

		$49,253,950

Insured-Water and Sewer — 13.4%
$300	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$308,382
3,835	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,900,617
6,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,201,585
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (MBIA), 5.125%, 6/15/34(1)	9,702,550
1,475	Suffolk County Water Authority, (MBIA), 4.50%, 6/1/25	1,361,100

		$21,474,234

Lease Revenue/Certificates of Participation — 8.1%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$3,638,800
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	9,285,500

		$12,924,300

Private Education — 1.0%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,546,218

		$1,546,218

Total Tax-Exempt Investments — 186.0%

(identified cost $335,124,173)		$298,117,163

Other Assets, Less Liabilities — (86.0)%		$(137,812,344)

Net Assets — 100.0%		$160,304,819

AGC	- Assured Guaranty Corp.

AMBAC	- AMBAC Financial Group, Inc.

BHAC	- Berkshire Hathaway Assurance Corp.

FGIC	- Financial Guaranty Insurance Company

FHA	- Federal Housing Administration

FSA	- Financial Security Assurance, Inc.

MBIA	- Municipal Bond Insurance Association

XLCA	- XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2008, 93.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 26.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust.

(2)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2008 is as follows:
Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation

3/09	167 U.S. Treasury Bond	Short	$(20,807,870)	$(23,053,829)	$(2,245,959)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$4,637,500	4.743%	3-month USD-LIBOR-BMA	September 14, 2009 / September 14, 2039	$(1,750,491)
Merrill Lynch Capital Services, Inc.	12,300,000	4.682%	3-month USD-LIBOR-BBA	April 1, 2009 / April 1, 2039	(4,646,942)
Morgan Stanley Capital Services, Inc.	5,600,000	4.691%	3-month USD-LIBOR-BBA	June 11, 2009 / June 11, 2039	(2,101,427)

					$(8,498,860)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.
At December 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$196,127,746

Gross unrealized appreciation	$2,100,422
Gross unrealized depreciation	(39,986,005)

Net unrealized depreciation	$(37,885,583)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$(2,245,959)
Level 2	Other Significant Observable Inputs	298,117,163	(8,498,860)
Level 3	Significant Unobservable Inputs	—	—

Total		$298,117,163	$(10,744,819)

*	Other financial instruments include futures and interest rate swap contracts not reflected in the Portfolio of Investments.
The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson Cynthia J. Clemson
President

Date:	February 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 25, 2009